Significant Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Payment terms in contracts with customers	Payments from customers are due within 20 days (Europe) or 30 days (non-Europe) after invoice.
Financial liabilities measured at fair value through profit or loss	€ 0